Shareholders' Equity - Additional Information (Detail) $ in Millions		12 Months Ended
	Dec. 16, 2015	Dec. 31, 2017 USD ($) Vote	Dec. 31, 2016 USD ($)
Class of Stock [Line Items]
Number of votes per share | Vote		1
Reverse stock split		1-for-5
Effective date of stock split	Dec. 16, 2015
Reverse stock split conversion ratio	0.2
Hoshin GigaMedia Center Inc.
Class of Stock [Line Items]
Appropriation percentage of net profit for statutory surplus reserve		10.00%
Legal reserves | $		$ 1.5	$ 1.5
Hoshin GigaMedia Center Inc. | Maximum
Class of Stock [Line Items]
Statutory Surplus Reserve Fund percentage of aggregate paid-in capital		50.00%
Hoshin GigaMedia Center Inc. | when the reserve balance has reached 50 percent of the aggregate paid-in capital of Hoshin GigaMedia | Maximum
Class of Stock [Line Items]
Percentage of statutory surplus reserve available to offset a deficit or be distributed as a stock dividend		50.00%